Note 8 - Liability for Equity-linked Financial Instruments - Inputs to Black-Scholes Model (Details) - $ / shares	9 Months Ended	12 Months Ended			72 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2014
Minimum [Member]
Stock price (in dollars per share)			$ 93.75		$ 93.75
Exercise price (in dollars per share)			$ 18.75		$ 18.75
Expected life (years)		5 years	5 years		2 years
Risk-free interest rate	1.46%	1.63%	1.44%		0.13%
Maximum [Member]
Stock price (in dollars per share)			$ 937.50		$ 937.50
Exercise price (in dollars per share)			$ 609.50		$ 609.50
Expected life (years)	10 years	10 years	10 years		6 years 182 days
Risk-free interest rate	1.78%	2.35%	2.75%		2.97%
Stock price (in dollars per share)	$ 4.125			$ 656.25
Exercise price (in dollars per share)				$ 862.50
Expected life (years)				2 years 182 days
Expected volatility				63.00%	59.00%
Assumed dividend rate	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate				1.37%